SCHEDULE OF DISAGGREGATION OF REVENUE (Details)	6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 406,388	$ 3,169,823	$ 5,077,922
HONG KONG
Disaggregation of Revenue [Line Items]
Revenue	279,214	2,177,871	4,479,661
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue	$ 127,174	$ 991,952	$ 598,261